Financial result and exchange gains/(losses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial result and exchange gains/(losses)
Interest income	€ 4,517	€ 7,874	€ 1,371
Net gain on current financial assets held at fair value through profit or loss and cash equivalents	1,173	6,525	2,323
Financial income	5,690	14,399	3,694
Net loss on current financial assets held at fair value through profit or loss and cash equivalents	(6,755)
Other financial expense	(349)	(124)
Financial expense	(7,104)	(124)
Realized exchange gains/(losses)	(400)	(338)	1,355
Unrealized exchange gains/(losses)	(106,556)	6,404	10,953
Exchange gains/(losses)	€ (106,956)	€ 6,066	€ 12,308